Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 14, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 07, 2022
Keno Hill [member]
Disclosure of operating segments [line items]
Receipt of Shares as Consideration for Termination, Value						$ 141
Yauliyacu [member]
Disclosure of operating segments [line items]
Cash consideration received upon disposal of mineral stream interest	$ 132
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales		10.00%	10.00%	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales		10.00%	10.00%	10.00%	10.00%